UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08797 and 811-09049

Name of Fund:    BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC,

    55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2013

Date of reporting period: 04/30/2013

Item 1 – Report to Stockholders

APRIL 30, 2013

SEMI-ANNUAL REPORT (UNAUDITED)	BLACK ROCK®

BlackRock International Fund	of BlackRock Series, Inc.

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013

Dear Shareholder

About this time one year ago, financial market activity was dominated by concerns about Europe’s debt crisis. Investors were also discouraged by gloomy economic reports from various parts of the world, particularly in China. As the outlook for the global economy worsened, however, investors grew increasingly optimistic that the world’s largest central banks would intervene to stimulate growth. This theme, along with the European Central Bank’s (“ECB’s”) firm commitment to preserve the euro currency bloc, drove most asset classes higher through the summer of 2012. In early September, the ECB announced its sovereign bond-buying program designed to support the region’s debt-laden countries. Days later, the US Federal Reserve announced its own much-anticipated stimulus package.

Although financial markets world-wide were buoyed by these aggressive policy actions, risk assets weakened in the fall of 2012. Global trade slowed as many European countries fell into recession and growth continued to decelerate in China. In the United States, stocks slid on lackluster corporate earnings and volatility rose in advance of the US Presidential election. In the post-election environment, investors became more concerned about the “fiscal cliff,” the automatic tax increases and spending cuts that had been scheduled to take effect at the beginning of 2013. High levels of global market volatility persisted through year-end due to fears that bipartisan gridlock would preclude a timely resolution, putting the US economy at high risk for recession. Ultimately, the worst of the fiscal cliff was averted with a last-minute tax deal, although decisions relating to spending cuts and the debt ceiling were postponed, leaving lingering uncertainty.

Investors shook off the nerve-wracking finale to 2012 and the New Year began with a powerful relief rally. Money that had been pulled to the sidelines amid year-end tax-rate uncertainty poured back into the markets in January. Key indicators signaling modest but broad-based improvements in the world’s major economies underpinned the rally. Underlying this aura of comfort was the absence of negative headlines out of Europe. Against this backdrop, global equities surged through January while rising US Treasury yields pressured high quality fixed income assets (as prices move in the opposite direction of yields).

However, bond markets regained strength in February (as yields once again dropped) when global economic momentum slowed and investors toned down their risk appetite. International stock markets weakened amid a resurgence of macro risk out of Europe. A stalemate presidential election in Italy was a reminder that political instability continued to plague the eurozone and a severe banking crisis in Cyprus underscored the fragility of the broader European banking system. In the United States, stocks continued to rise, but at a more moderate pace. Investors grew more cautious given uncertainty as to how long the central bank would continue its stimulus programs. How government spending cuts would impact the already slow economic recovery was another concern. But improving labor market data and rising home prices boosted sentiment in March, pushing major US stock indices to all-time highs. Investors scaled back their enthusiasm in April due to a series of disappointing economic reports. On the whole, US stocks have performed well thus far in 2013 as the US economy demonstrated enough resilience to allay fears of recession, but growth has remained slow enough to dissuade the US Federal Reserve from changing its stance.

Despite continued headwinds for global growth, risk assets have rallied, driven largely by investors seeking meaningful yields in the ongoing low-interest-rate environment. For the 6- and 12-month periods ended April 30, 2013, US and international stocks and high yield bonds posted strong gains. Emerging market equities lagged the rally as the uneven pace of global growth raised doubts that developing economies could thrive in the near term. US Treasury yields were highly volatile over the past 12 months, although they continue to remain low from a historical perspective. US Treasury and investment-grade bonds generated modest returns in this environment, while tax-exempt municipal bonds benefited from favorable supply-and-demand dynamics. Near-zero short term interest rates continued to keep yields on money market securities near their all-time lows.

Market conditions have improved over the past couple of years, but investors still remain highly uncertain and many of the old ways of investing no longer work. That’s why the new world of investing calls for a new approach. One that seeks out more opportunities in more places across a broader array of investments in a portfolio designed to move freely as the markets move up and down. Visit www.blackrockplan.com to learn more about how to take action.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Despite continued headwinds for global growth, risk assets have rallied, driven largely by investors seeking meaningful yields in the ongoing low-interest-rate environment.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2013
	6-month	12-month
US large cap equities (S&P 500® Index)	14.42%	16.89%
US small cap equities (Russell 2000® Index)	16.58	17.69
International equities (MSCI Europe, Australasia, Far East Index)	16.90	19.39
Emerging market equities (MSCI Emerging Markets Index)	5.29	3.97
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.06	0.12
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	1.52	5.07
US investment grade bonds (Barclays US Aggregate Bond Index)	0.90	3.68
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.01	5.74
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	7.26	13.95

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of April 30, 2013	BlackRock International Fund

Investment Objective

BlackRock International Fund’s (the “Fund”) investment objective is to seek long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located outside the United States.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended April 30, 2013, through its investment in BlackRock Master International Portfolio (the “Portfolio”) the Fund outperformed its benchmark, the MSCI All Country World Index ex-US.

What factors influenced performance?

•

The Portfolio’s overweight exposure relative to the benchmark index in the health care sector drove outperformance, as did its underweight in materials. Investments in The Swatch Group AG in consumer discretionary and Roche Holding AG in health care were the largest stock contributors for the period.

•

Conversely, the Portfolio’s underweights in financials and industrials detracted from returns. Holdings in Imperial Tobacco Group Plc and integrated natural gas name BG Group Plc each had a negative impact on relative performance.

Describe recent portfolio activity.

•

During the six-month period, the Portfolio trimmed Sberbank of Russia after strong performance and sold Itau Unibanco Holding SA on good performance and a negative turn in fundamentals. The Portfolio initiated a position in insurer AIA Group Ltd. In consumer staples, the Portfolio bought Japan Tobacco, Inc., Pernod-Ricard SA and Nestle SA. Positions in consumer discretionary were initiated in Hyundai Motor Co., British home improvement retailer Kingfisher Plc and Russian search engine Yandex NV. In information technology, an investment in Canon, Inc. was exited after it reached the limits of the Portfolio’s trading range and a position in Baidu.com, Inc. was also exited. In industrials, the Portfolio initiated positions in FANUC Corp. and Atlas Copco AB. The Portfolio exited positions in Teva Pharmaceutical Industries Ltd., NTT DoCoMo, Inc. in telecommunication services and BG Group Plc.

Describe portfolio positioning at period end.

•

As of period end, the Portfolio had large exposures to consumer discretionary and consumer staples companies, particularly consumer durables, media and tobacco. The reason for the positioning in such companies is to benefit from the recurring cash flows which these businesses generate. These businesses also tend to have the pricing power necessary to grow earnings sustainably over the medium and long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013

BlackRock International Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests all of its assets in the Portfolio. The Portfolio invests primarily in a diversified portfolio of equity securities of companies located outside the United States.

[3]

This market capitalization weighted index is designed to provide a broad measure of stock performance throughout the world, with the exception of US-based companies. The index includes both developed and emerging markets.

Performance Summary for the Period Ended April 30, 2013
		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	14.59%	12.57%	N/A	(0.39)%	N/A	7.77%	N/A
Investor A	14.44	12.11	6.23%	(0.74)	(1.80)%	7.43	6.85%
Investor B	13.85	10.93	6.43	(1.85)	(2.24)	6.60	6.60
Investor C	13.82	10.95	9.95	(1.55)	(1.55)	6.58	6.58
Class R	14.19	11.68	N/A	(0.96)	N/A	7.19	N/A
MSCI All Country World Index ex-US	12.78	14.15	N/A	(0.84)	N/A	10.32	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

N/A	— Not applicable as share class and index do not have a sales charge.

Past	performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[6]
	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During the Period[5]	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,145.90	$5.32	$1,000.00	$1,019.84	$5.01	1.00%
Investor A	$1,000.00	$1,144.40	$7.34	$1,000.00	$1,017.95	$6.90	1.38%
Investor B	$1,000.00	$1,138.50	$12.94	$1,000.00	$1,012.69	$12.18	2.44%
Investor C	$1,000.00	$1,138.20	$12.83	$1,000.00	$1,012.79	$12.08	2.42%
Class R	$1,000.00	$1,141.90	$9.03	$1,000.00	$1,016.36	$8.50	1.70%

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the net expenses of both the Fund and the Portfolio in which it invests.

[6]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365. See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge (“CDSC”) of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. These shares are only available through exchanges and dividend reinvestments by existing shareholders and for purchase by certain employer-sponsored retirement plans.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

•

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans. Prior to August 15, 2011, Class R Shares’ performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on November 1, 2012 and held through April 30, 2013) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Portfolio may invest in various derivative financial instruments, including foreign currency exchange contracts, as specified in Note 2 of the Portfolio’s Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market and/or foreign currency exchange rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Portfolio’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Portfolio to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Portfolio can realize on an investment, may result in lower dividends paid to shareholders or may cause the Portfolio to hold an investment that it might otherwise sell. The Portfolio’s investments in these instruments are discussed in detail in the Portfolio’s Notes to Financial Statements.

6	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013

Statement of Assets and Liabilities

April 30, 2013 (Unaudited)	BlackRock International Fund

Assets
Investments at value — Portfolio (cost — $640,882,728)	$736,243,107
Withdrawals receivable from the Portfolio	36,624
Capital shares sold receivable	1,553,885
Receivable from Manager	84,522
Prepaid expenses	29,779

Total assets	737,947,917

Liabilities
Capital shares redeemed payable	1,590,509
Service and distribution fees payable	181,404
Transfer agent fees payable	125,931
Other affiliates payable	3,184
Officer’s and Directors’ fees payable	945
Other accrued expenses payable	509,075

Total liabilities	2,411,048

Net Assets	$735,536,869

Net Assets Consist of
Paid-in capital	$956,042,608
Undistributed net investment income	4,831,010
Accumulated net realized loss allocated from the Portfolio	(320,697,128)
Net unrealized appreciation/depreciation allocated from the Portfolio	95,360,379

Net Assets	$735,536,869

Net Asset Value
Institutional — Based on net assets of $303,519,476 and 21,830,031 shares outstanding, 100 million shares authorized, $0.0001 par value	$13.90

Investor A — Based on net assets of $250,958,387 and 18,422,806 shares outstanding, 100 million shares authorized, $0.0001 par value	$13.62

Investor B — Based on net assets of $7,105,436 and 565,018 shares outstanding, 100 million shares authorized, $0.0001 par value	$12.58

Investor C — Based on net assets of $145,771,503 and 11,413,122 shares outstanding, 100 million shares authorized, $0.0001 par value	$12.77

Class R — Based on net assets of $28,182,067 and 2,072,101 shares outstanding, 100 million shares authorized, $0.0001 par value	$13.60

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013	7

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)	BlackRock International Fund

Investment Income
Net investment income allocated from the Portfolio:
Dividends — unaffiliated	$10,731,380
Dividends — affiliated	8,581
Foreign taxes withheld	(816,970)
Expenses	(2,848,200)
Fees waived	5,306

Total income	7,080,097

Fund Expenses
Administration	907,994
Service — Investor A	289,626
Service and distribution — Investor B	48,736
Service and distribution — Investor C	691,644
Service and distribution — Class R	67,078
Transfer agent — Institutional	287,130
Transfer agent — Investor A	302,674
Transfer agent — Investor B	53,569
Transfer agent — Investor C	350,033
Transfer agent — Class R	45,471
Registration	39,939
Professional	28,368
Printing	10,806
Officer and Directors	443
Miscellaneous	6,154

Total expenses	3,129,665
Less fees waived by administrator	(204,394)
Less transfer agent fees waived and/or reimbursed by Manager — Institutional	(287,126)
Less transfer agent fees waived and/or reimbursed by Manager — Investor A	(151,980)
Less transfer agent fees waived and/or reimbursed by Manager — Investor B	(32,162)
Less transfer agent fees waived and/or reimbursed by Manager — Investor C	(59,940)
Less transfer agent fees waived and/or reimbursed by Manager — Class R	(18,643)

Total expenses after fees waived and/or reimbursed	2,375,420

Net investment income	4,704,677

Realized and Unrealized Gain Allocated from the Portfolio
Net realized gain from investments and foreign currency transactions	40,744,439
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	52,168,681

Total realized and unrealized gain	92,913,120

Net Increase in Net Assets Resulting from Operations	$97,617,797

See Notes to Financial Statements.

8	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013

Statements of Changes in Net Assets	BlackRock International Fund

Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Operations
Net investment income	$4,704,677	$6,682,902
Net realized gain (loss)	40,744,439	(60,164,187)
Net change in unrealized appreciation/depreciation	52,168,681	68,491,874

Net increase in net assets resulting from operations	97,617,797	15,010,589

Dividends to Shareholders From
Net investment income:
Institutional	(4,287,484)	(2,249,032)[1]
Investor A	(2,314,303)	(841,498)[1]
Investor C	(18,673)	(300,200)[1]
Class R	(159,745)	(140,910)[1]

Decrease in net assets resulting from dividends to shareholders	(6,780,205)	(3,531,640)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(64,205,120)	(134,343,261)

Net Assets
Total increase (decrease) in net assets	26,632,472	(122,864,312)
Beginning of period	708,904,397	831,768,709

End of period	$735,536,869	$708,904,397

Undistributed net investment income	$4,831,010	$6,906,538

[1]	Dividends are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013	9

Financial Highlights	BlackRock International Fund

	Institutional
	Six Months Ended April 30, 2013	Year Ended October 31,				Period June 1, 2008 to October 31,	Year Ended May 31, 2008
	(Unaudited)	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$12.30	$12.18	$12.86	$10.91	$8.20	$15.01	$14.18

Net investment income (loss)[1]	0.11	0.16	0.02	(0.01)	0.09	0.04	0.19
Net realized and unrealized gain (loss)	1.66	0.03	(0.70)[2]	1.96 [2]	2.62 [2]	(6.68)[2]	0.73 [2]

Net increase (decrease) from investment operations	1.77	0.19	(0.68)	1.95	2.71	(6.64)	0.92

Dividends from net investment income	(0.17)	(0.07)[3]	—	—	—	(0.17)[3]	(0.09)[3]
Net asset value, end of period	$13.90	$12.30	$12.18	$12.86	$10.91	$8.20	$15.01

Total Investment Return[4]
Based on net asset value	14.59%[5]	1.63%	(5.29)%	17.87%	33.05%	(44.63)%[5]	6.58%

Ratios to Average Net Assets[6]
Total expenses	1.24%[7,8]	1.31%[8]	1.30%[8]	1.77%	2.03%	1.70%[7]	1.54%

Total expenses after fees waived	1.00%[7,8]	1.00%[8]	1.06%[8]	1.77%	2.03%	1.70%[7]	1.54%

Net investment income (loss)	1.69%[7,8]	1.29%[8]	0.19%[8]	(0.13)%	0.99%	0.75%[7]	1.32%

Supplemental Data
Net assets, end of period (000)	$303,519	$313,764	$416,002	$2,645	$5,133	$5,161	$10,904

Portfolio turnover of the Portfolio	68%	117%	156%	154%	178%	78%	153%

[1]	Based on average shares outstanding.

[2]	Includes redemption fees, which are less than $0.005 per share.

[3]	Dividends are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

[8]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

10	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013

Financial Highlights (continued)	BlackRock International Fund

	Investor A
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,				Period June 1, 2008 to October 31, 2008	Year Ended May 31, 2008
		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$12.03	$11.94	$12.66	$10.76	$8.12	$14.85	$14.04

Net investment income (loss)[1]	0.09	0.11	0.00 [2]	(0.06)	0.05	0.02	0.17
Net realized and unrealized gain (loss)	1.63	0.03	(0.72)[3]	1.96 [3]	2.59 [3]	(6.62)[3]	0.70 [3]

Net increase (decrease) from investment operations	1.72	0.14	(0.72)	1.90	2.64	(6.60)	0.87

Dividends from net investment income	(0.13)	(0.05)[4]	—	—	—	(0.13)[4]	(0.06)[4]

Net asset value, end of period	$13.62	$12.03	$11.94	$12.66	$10.76	$8.12	$14.85

Total Investment Return[5]
Based on net asset value	14.44%[6]	1.21%	(5.69)%	17.66%	32.51%	(44.72)%[6]	6.25%

Ratios to Average Net Assets[7]
Total expenses.	1.57%[8,9]	1.64%[9]	1.80%[9]	2.08%	2.40%	2.02%[8]	1.84%

Total expenses after fees waived	1.38%[8,9]	1.38%[9]	1.67%[9]	1.67%	2.40%	2.02%[8]	1.84%

Net investment income (loss)	1.40%[8,9]	0.96%[9]	0.01%[9]	(0.51)%	0.54%	0.50%[8]	1.18%

Supplemental Data
Net assets, end of period (000)	$250,958	$221,365	$208,885	$37,035	$28,949	$22,537	$42,052

Portfolio turnover of the Portfolio	68%	117%	156%	154%	178%	78%	153%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005 per share.

[3]	Includes redemption fees, which are less than $0.005 per share.

[4]	Dividends are determined in accordance with federal income tax regulations.

[5]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[6]	Aggregate total investment return.

[7]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[8]	Annualized.

[9]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013	11

Financial Highlights (continued)	BlackRock International Fund

	Investor B
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,				Period June 1, 2008 to October 31, 2008	Year Ended May 31, 2008
		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.05	$11.04	$11.84	$10.18	$7.77	$14.13	$13.44

Net investment income (loss)[1]	0.00 [2]	(0.02)	(0.12)	(0.17)	(0.04)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	1.53	0.03	(0.68)[3]	1.83 [3]	2.45 [3]	(6.33)[3]	0.70 [3]

Net increase (decrease) from investment operations	1.53	0.01	(0.80)	1.66	2.41	(6.36)	0.69

Net asset value, end of period	$12.58	$11.05	$11.04	$11.84	$10.18	$7.77	$14.13

Total Investment Return[4]
Based on net asset value	13.85%[5]	0.09%	(6.76)%	16.31%	31.02%	(45.01)%[5]	5.13%

Ratios to Average Net Assets[6]
Total expenses.	3.16%[7,8]	2.93%[8]	3.08%[8]	3.21%	3.61%	3.17%[7]	2.90%

Total expenses after fees waived	2.44%[7,8]	2.44%[8]	2.99%[8]	3.21%	3.61%	3.17%[7]	2.90%

Net investment income (loss)	0.08%[7,8]	(0.16)%[8]	(1.01)%[8]	(1.65)%	(0.54)%	(0.70)%[7]	(0.11)%

Supplemental Data
Net assets, end of period (000)	$7,105	$11,609	$22,320	$11,898	$20,342	$20,878	$44,254

Portfolio turnover of the Portfolio	68%	117%	156%	154%	178%	78%	153%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005 per share.

[3]	Includes redemption fees, which are less than $0.005 per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

[8]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

12	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013

Financial Highlights (continued)	BlackRock International Fund

	Investor C
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,				Period June 1, 2008 to October 31, 2008	Year Ended May 31, 2008
		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.23	$11.23	$12.00	$10.28	$7.81	$14.19	$13.45

Net investment income (loss)[1]	0.02	(0.01)	(0.11)	(0.13)	(0.01)	(0.01)	0.04
Net realized and unrealized gain (loss)	1.52	0.03	(0.66)[2]	1.85 [2]	2.48 [2]	(6.35)[2]	0.70 [2]

Net increase (decrease) from investment operations	1.54	0.02	(0.77)	1.72	2.47	(6.36)	0.74

Dividends from net investment income	(0.00)[3]	(0.02)[4]	—	—	—	(0.02)[4]	—

Net asset value, end of period	$12.77	$11.23	$11.23	$12.00	$10.28	$7.81	$14.19

Total Investment Return[5]
Based on net asset value	13.82%[6]	0.23%	(6.42)%	16.73%	31.63%	(44.87)%[6]	5.50%

Ratios to Average Net Assets[7]
Total expenses	2.56%[8,9]	2.66%[8]	2.58%[8]	2.80%	3.09%	2.74%[9]	2.57%

Total expenses after fees waived	2.42%[8,9]	2.41%[8]	2.53%[8]	2.80%	3.09%	2.74%[9]	2.57%

Net investment income (loss)	0.34%[8,9]	(0.09)%[8]	(0.99)%[8]	(1.23)%	(0.07)%	(0.25)%[9]	0.32%

Supplemental Data
Net assets, end of period (000)	$145,772	$135,280	$151,594	$13,636	$12,470	$10,543	$20,892

Portfolio turnover of the Portfolio	68%	117%	156%	154%	178%	78%	153%

[1]	Based on average shares outstanding.

[2]	Includes redemption fees, which are less than $0.005 per share.

[3]	Amount is greater than $(0.005) per share.

[4]	Dividends are determined in accordance with federal income tax regulations.

[5]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[6]	Aggregate total investment return.

[7]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[8]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

[9]	Annualized.

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013	13

Financial Highlights (concluded)	BlackRock International Fund

	Class R
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Period August 15, 2011[1] to October 31, 2011
Per Share Operating Performance
Net asset value, beginning of period	$11.98	$11.93	$12.11

Net investment income (loss)[2]	0.00 [3]	0.07	(0.01)
Net realized and unrealized gain (loss)	1.69	0.03	(0.17)

Net increase (decrease) from investment operations.	1.69	0.10	(0.18)

Dividends from net investment income	(0.07)	(0.05)[4]	—

Net asset value, end of period.	$13.60	$11.98	$11.93

Total Investment Return[5]
Based on net asset value	14.19%[6]	0.90%	(1.49)%[6]

Ratios to Average Net Assets[7]
Total expenses.	1.90%[8,9]	1.92%[8]	1.91%[8,9]

Total expenses after fees waived.	1.70%[8,9]	1.70%[8]	1.71%[8,9]

Net investment income (loss)	1.06%[8,9]	0.59%[8]	(0.57)%[8,9]

Supplemental Data
Net assets, end of period (000)	$28,182	$26,887	$32,968

Portfolio turnover of the Portfolio	68%	117%	156%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Dividends are determined in accordance with federal income tax regulations.

[5]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[6]	Aggregate total investment return.

[7]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[8]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

[9]	Annualized.

See Notes to Financial Statements.

14	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013

Notes to Financial Statements (Unaudited)	BlackRock International Fund

1. Organization and Significant Accounting Policies:

BlackRock International Fund (the “Fund”), a series of BlackRock Series, Inc. (the “Corporation”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Mary-land corporation. The Fund seeks to achieve its investment objective by investing all of its assets in BlackRock Master International Portfolio (the “Portfolio”), a series of BlackRock Master LLC (the “Master”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The percentage of the Portfolio owned by the Fund at April 30, 2013 was 100%. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge (“CDSC”). Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available through exchanges and dividend reinvestments by existing shareholders and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Portfolio are accounted on a trade date basis. The Fund records daily its proportionate share of the Portfolio’s income, expenses and realized and unrealized gains and losses. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The portion of distributions that exceeds the Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Distributions in excess of the Fund’s taxable income and net capital gains, but not in excess of the Fund’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a nontaxable return of capital. Capital losses carried forward from years beginning before 2011 do not reduce earnings and profits, even if such carried forward losses offset current year realized gains. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended October 31, 2012. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses pro rated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013	15

Notes to Financial Statements (continued)	BlackRock International Fund

The Corporation, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator” or the “Manager”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Corporation, on behalf of the Fund, pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or investment management fee.

The Administrator contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business, in order to limit expenses. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2014 unless approved by the Board, including a majority of the Independent Directors.

The expense limitations as a percentage of average daily net assets are as follows:

Institutional	1.00%
Investor A	1.38%
Investor B	2.44%
Investor C	2.42%
Class R	1.70%

For the six months ended April 30, 2013, the Administrator waived administration fees which is shown as fees waived by administrator and transfer agent — class specific which is included in transfer agent fees waived and/or reimbursed by Manager — class specific in the Statement of Operations.

The Corporation, on behalf of the Fund, entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution Plans and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B, Investor C and Class R shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting,

recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended April 30, 2013, the Fund paid the following to affiliates in return for these services, which is included in transfer agent — class specific in the Statement of Operations:

Institutional	$64,434
Investor A	$11

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended April 30, 2013, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$1,993
Investor A	$1,578
Investor B	$189
Investor C	$924
Class R	$175

For the six months ended April 30, 2013, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $22,751.

For the six months ended April 30, 2013, affiliates received CDSCs as follows:

Investor A	$3,223
Investor B	$288
Investor C	$5,485

Certain officers and/or Directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Corporation’s Chief Compliance Officer.

3. Income Tax Information:

As of October 31, 2012, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires October 31,
2015	$82,929,236
2016	138,870,260
2017	15,346,411
2018	42,091,334
No expiration date[1]	75,192,466

Total	$354,429,707

1	Must be utilized prior to losses subject to expiration.

16	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013

Notes to Financial Statements (concluded)	BlackRock International Fund

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30, 2013		Year Ended October 31, 2012
	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,411,624	$31,739,168	13,669,636	$165,260,488
Shares issued in reinvestment of dividends	320,030	4,115,599	197,136	2,138,075
Shares redeemed	(6,419,224)	(85,139,585)	(22,497,542)	(279,434,868)

Net decrease	(3,687,570)	$(49,284,818)	(8,630,770)	$(112,036,305)

Investor A
Shares sold	2,502,810	$32,120,743	5,231,505	$61,512,711
Shares issued in reinvestment of dividends	167,164	2,109,631	70,047	746,664
Shares redeemed	(2,644,980)	(33,741,718)	(4,393,963)	(51,642,558)

Net increase	24,994	$488,656	907,589	$10,616,817

Investor B
Shares sold	71,854	$840,847	242,781	$2,639,880
Shares redeemed	(557,068)	(6,601,298)	(1,214,484)	(13,215,477)

Net decrease	(485,214)	$(5,760,451)	(971,703)	$(10,575,597)

Investor C
Shares sold	1,208,514	$14,554,325	2,808,479	$30,985,976
Shares issued in reinvestment of dividends	1,403	16,669	25,810	258,855
Shares redeemed	(1,845,375)	(22,082,939)	(4,279,223)	(47,424,433)

Net decrease	(635,458)	$(7,511,945)	(1,444,934)	$(16,179,602)

Class R
Shares sold	351,016	$4,517,313	853,067	$9,943,035
Shares issued in reinvestment of dividends	12,667	159,745	13,243	140,910
Shares redeemed	(535,570)	(6,813,620)	(1,384,773)	(16,252,519)

Net decrease	(171,887)	$(2,136,562)	(518,463)	$(6,168,574)
Total Net Decrease	(4,955,135)	$(64,205,120)	(10,658,281)	$(134,343,261)

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013	17

Portfolio Information	BlackRock Master International Portfolio

As of April 30, 2013

Ten Largest Holdings	Percent of Long-Term Investments

Imperial Tobacco Group Plc	5%
Nestle SA, Registered Shares	5
Vodafone Group Plc	5
Sanofi SA	4
British Sky Broadcasting Group Plc	4
Japan Tobacco, Inc.	4
Roche Holding AG	4
Anheuser-Busch InBev NV	4
Royal Dutch Shell Plc, B Shares	4
Liberty Global, Inc., Class A	3

Geographic Allocation	Percent of Long-Term Investments

United Kingdom	20%
Switzerland	19
Japan	9
France	9
Netherlands	7
United States	5
India	4
South Korea	4
Belgium	4
Argentina	3
China	3
Russia	2
Sweden	2
Hong Kong	2
Spain	2
Taiwan	2
Macao	2
Indonesia	1

18	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Master International Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 3.0%
MercadoLibre, Inc.	216,436	$21,771,297
Belgium — 3.7%
Anheuser-Busch InBev NV	284,859	27,366,576
China — 2.8%
China Life Insurance Co. Ltd., Class H	2,356,000	6,516,655
Want Want China Holdings Ltd.	8,741,000	13,886,008

		20,402,663
France — 8.7%
BNP Paribas SA	219,101	12,216,618
Pernod-Ricard SA	149,889	18,566,793
Sanofi SA	304,285	32,897,964

		63,681,375
Hong Kong — 2.1%
AIA Group Ltd.	3,449,800	15,346,295
India — 4.1%
ICICI Bank Ltd. - ADR	241,818	11,321,919
Larsen & Toubro Ltd.	406,503	11,381,202
LIC Housing Finance Ltd.	1,693,064	7,612,278

		30,315,399
Indonesia — 1.4%
Bank Rakyat Indonesia Persero Tbk PT	10,888,000	10,545,302
Japan — 9.3%
Capcom Co. Ltd.	494,700	8,125,912
FANUC Corp.	105,700	15,955,644
Japan Tobacco, Inc.	809,300	30,592,543
Mitsubishi UFJ Financial Group, Inc.	2,070,400	14,047,343

		68,721,442
Macao — 1.6%
Sands China Ltd.	2,186,000	11,493,903
Netherlands — 7.4%
ASML Holding NV	211,992	15,774,945
Royal Dutch Shell Plc, B Shares	743,990	26,097,265
Yandex NV, Class A (a)	495,656	12,758,185

		54,630,395
Russia — 2.4%
Sberbank of Russia	5,627,063	17,956,060
South Korea — 4.0%
Hyundai Motor Co.	61,513	11,169,728
Samsung Electronics Co. Ltd.	12,985	17,958,520

		29,128,248
Spain — 2.0%
Inditex SA	111,571	14,973,442
Sweden — 2.4%
Atlas Copco AB, A Shares	653,682	17,284,925

Common Stocks	Shares	Value
Switzerland — 18.9%
Cie Financiere Richemont SA, Bearer A Shares	187,026	$15,135,771
Credit Suisse Group AG	672,759	18,683,222
Nestle SA, Registered Shares	485,996	34,657,593
Roche Holding AG	120,009	30,043,127
The Swatch Group AG, Bearer Shares	32,240	18,496,750
Zurich Insurance Group AG	78,177	21,845,909

		138,862,372
Taiwan — 1.6%
MediaTek, Inc.	993,000	12,118,137
United Kingdom — 19.9%
British Sky Broadcasting Group Plc	2,495,657	32,707,319
Imperial Tobacco Group Plc	1,068,457	38,203,619
ITV Plc	10,398,708	20,333,913
Kingfisher Plc	4,395,842	21,419,328
Vodafone Group Plc	11,162,318	34,059,544

		146,723,723
United States — 4.6%
Liberty Global, Inc., Class A (a)	302,510	21,892,649
Veeco Instruments, Inc. (a)	320,453	12,199,646

		34,092,295
Total Long-Term Investments (Cost — $639,970,241) — 99.9%		735,413,849

Short-Term Securities
Money Market Funds — 0.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (b)(c)	5,435,211	5,435,211

	Par (000)
Time Deposits
Norway — 0.0%
Brown Brothers Harriman & Co., 0.40%, 5/01/13	NOK	—	(d)	81
Sweden — 0.0%
Brown Brothers Harriman & Co., 0.05%, 5/01/13	SEK	—	(d)	43
Switzerland — 0.1%
Brown Brothers Harriman & Co., 0.001%, 5/01/13	CHF	648		696,483
United Kingdom — 0.1%
JPMorgan Chase & Co., 0.07%, 5/01/13	GBP	277		429,677
Time Deposits — 0.2%				1,126,284
Total Short-Term Securities (Cost — $6,561,495) — 0.9%				6,561,495

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipts CHF Swiss Francs GBP British Pound	NOK Norwegian Krone SEK Swedish Krona USD US Dollar

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013	19

Schedule of Investments (continued)	BlackRock Master International Portfolio (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $646,531,736*) — 100.8%	$741,975,344
Liabilities in Excess of Other Assets — (0.8)%	(5,732,237)

Net Assets — 100.0%	$736,243,107

Notes to Schedule of Investments

*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$653,543,594

Gross unrealized appreciation	$92,152,161
Gross unrealized depreciation	(3,720,411)

Net unrealized appreciation	$88,431,750

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Portfolio during the six months ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2012	Net Activity	Shares Held at April 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	35,560,642	(30,125,431)	5,435,211	$8,581

(c)	Represents the current yield as of report date.

(d)	Amount is less than $500.

•	Foreign currency exchange contracts as of April 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	127,504	USD	137,278	Goldman Sachs Group, Inc.	5/02/13	$(147)
CHF	2,489,284	USD	2,649,584	UBS AG	5/02/13	27,641
CHF	1,560,730	USD	1,680,372	Goldman Sachs Group, Inc.	5/03/13	(1,807)
Total						$25,687

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

20	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Master International Portfolio

The following tables summarize the Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$21,771,297	—	—	$21,771,297
Belgium	—	$27,366,576	—	27,366,576
China	—	20,402,663	—	20,402,663
France	—	63,681,375	—	63,681,375
Hong Kong	—	15,346,295	—	15,346,295
India	11,321,919	18,993,480	—	30,315,399
Indonesia	—	10,545,302	—	10,545,302
Japan	—	68,721,442	—	68,721,442
Macao	—	11,493,903	—	11,493,903
Netherlands	12,758,185	41,872,210	—	54,630,395
Russia	—	17,956,060	—	17,956,060
South Korea	—	29,128,248	—	29,128,248
Spain	—	14,973,442	—	14,973,442
Sweden	—	17,284,925	—	17,284,925
Switzerland	—	138,862,372	—	138,862,372
Taiwan	—	12,118,137	—	12,118,137
United Kingdom	—	146,723,723	—	146,723,723
United States	34,092,295	—	—	34,092,295
Short-Term Securities	5,435,211	1,126,284	—	6,561,495
Total	$85,378,907	$656,596,437	—	$741,975,344

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$27,641	—	—	$27,641
Liabilities:
Foreign currency exchange contracts	(1,954)	—	—	(1,954)
Total	$25,687	—	—	$25,687

[1] Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Portfolio’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, foreign currency at value of $7 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013	21

Statement of Assets and Liabilities

April 30, 2013 (Unaudited)	BlackRock Master International Portfolio

Assets
Investments at value — unaffiliated (cost — $641,096,525)	$736,540,133
Investments at value — affiliated (cost — $5,435,211)	5,435,211
Foreign currency at value (cost — $7)	7
Investments sold receivable	14,730,234
Unrealized appreciation on foreign currency exchange contracts	27,641
Dividends receivable — unaffiliated	4,144,748
Dividends receivable — affiliated	1,248
Prepaid expenses	2,758

Total assets	760,881,980

Liabilities
Investments purchased payable	23,943,926
Unrealized depreciation on foreign currency exchange contracts	1,954
Withdrawals payable to investors	36,624
Investment advisory fees payable	430,976
Other affiliates payable	4,211
Directors’ fees payable	719
Other accrued expenses payable	220,463

Total liabilities	24,638,873

Net Assets	$736,243,107

Net Assets Consist of
Investors’ capital	$640,882,728
Net unrealized appreciation/depreciation	95,360,379

Net Assets	$736,243,107

See Notes to Financial Statements.

22	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)	BlackRock Master International Portfolio

Investment Income
Dividends — unaffiliated	$10,731,380
Dividends — affiliated	8,581
Foreign taxes withheld	(816,970)

Total income	9,922,991

Expenses
Investment advisory	2,668,582
Accounting services	80,905
Custodian	41,896
Professional	33,125
Directors	14,140
Printing	6,403
Miscellaneous	3,149

Total expenses	2,848,200
Less fees waived by Manager	(5,306)

Total expenses after fees waived	2,842,894

Net investment income	7,080,097

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	40,856,178
Foreign currency transactions	(111,739)

40,744,439

Net change in unrealized appreciation/depreciation on:
Investments	51,985,741
Foreign currency translations	182,940

52,168,681

Total realized and unrealized gain	92,913,120

Net Increase in Net Assets Resulting from Operations	$99,993,217

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013	23

Statements of Changes in Net Assets	BlackRock Master International Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Operations
Net investment income	$7,080,097	$11,337,595
Net realized gain (loss)	40,744,439	(60,164,187)
Net change in unrealized appreciation/depreciation	52,168,681	68,491,874

Net increase in net assets resulting from operations	99,993,217	19,665,282

Capital Transactions
Proceeds from contributions	76,872,737	272,676,312
Value of withdrawals	(150,212,015)	(415,716,755)

Net decrease in net assets derived from capital transactions	(73,339,278)	(143,040,443)

Net Assets
Total increase (decrease) in net assets	26,653,939	(123,375,161)
Beginning of period	709,589,168	832,964,329

End of period	$736,243,107	$709,589,168

Financial Highlights	BlackRock Master International Portfolio

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,				Period June 1, 2008 to October 31, 2008	Year Ended May 31, 2008
		2012	2011	2010	2009
Total Investment Return
Total investment return	14.71%[1]	1.81%	(5.10)%	18.59%	33.94%	(44.29)%[1]	7.12%

Ratios to Average Net Assets
Total expenses	0.78%[2]	0.81%	0.85%	1.03%	1.11%	1.04%[2]	0.99%

Total expenses after fees waived	0.78%[2]	0.81%	0.85%	1.03%	1.11%	1.04%[2]	0.99%

Net investment income	1.95%[2]	1.50%	0.64%	0.54%	1.89%	1.44%[2]	1.90%

Supplemental Data
Net assets, end of period (000)	$736,243	$709,589	$832,964	$65,318	$66,975	$59,217	$118,236

Portfolio turnover	68%	117%	156%	154%	178%	78%	153%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

24	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013

Notes to Financial Statements (Unaudited)	BlackRock Master International Portfolio

1. Organization and Significant Accounting Policies:

BlackRock Master International Portfolio (the “Portfolio”), a series of BlackRock Master LLC (the “Master LLC”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Master LLC is organized as a Delaware limited liability company. The Limited Liability Company Agreement of the Master LLC permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio:

Valuation: US GAAP defines fair value as the price the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Portfolio determines the fair values of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Portfolio for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deem relevant consistent with the principles of fair value measurement which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. A market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Portfolio’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Portfolio’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to affect the value of such instruments materially, those instruments may be Fair Value Assets and valued at their fair value, as determined in good faith by the Global Valuation Committee using a pricing service and/or policies approved by the Board. Each business day, the Portfolio uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013	25

Notes to Financial Statements (continued)	BlackRock Master International Portfolio

foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Portfolio’s books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Portfolio’s investments denominated in that currency will lose value because that currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Portfolio does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretative positions of the Securities and Exchange Commission (“SEC”) require that the Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., foreign currency exchange contracts), the Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Income Taxes: The Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal tax provision is required. It is intended that the Portfolio’s assets will be managed so the owner of the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statement of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Portfolio’s financial statement disclosures.

Other: Expenses directly related to the Portfolio are charged to the Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Portfolio has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Portfolio and/or to economically hedge its exposure to certain risks such as foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Foreign Currency Exchange Contracts: The Portfolio enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Portfolio, help to manage the overall exposure to the currencies in which some of the investments held by the Portfolio are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the

26	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013

Notes to Financial Statements (continued)	BlackRock Master International Portfolio

time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that the counterparty to the contract does not perform its obligations under the agreement.

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. The Portfolio attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the Portfolio to accelerate payment of any net liability owed to the counterparty.

Derivative Financial Instruments Categorized by Risk Exposure:
Fair Values of Derivative Financial Instruments as of April 30, 2013
	Asset Derivatives
	Statement of Assets and Liabilities Location	Value
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$27,641

	Liability Derivatives
	Statement of Assets and Liabilities Location	Value
Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	$1,954

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended April 30, 2013
Net Realized Loss From
Foreign Currency Exchange Contracts
Foreign currency transactions	$(929,203)

Net Change in Unrealized Appreciation/Depreciation on
Foreign Currency Exchange Contracts
Foreign currency translations	$152,080

For the six months ended April 30, 2013, the actual quarterly balances of outstanding derivative financial instruments were as follows:

Foreign currency exchange contracts:
Average number of contracts — US dollars sold	2
Average US dollar amounts sold	$17,311,071

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013	27

Notes to Financial Statements (continued)	BlackRock Master International Portfolio

The Master LLC, on behalf of the Portfolio, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Portfolio’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays the Manager a monthly fee based on a percentage of the Portfolio’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
Not exceeding $500 Million	0.75%
In excess of $500 Million	0.70%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Portfolio’s investment in other affiliated investment companies, if any. This amount is shown as fees waived by Manager in the Statement of Operations. For the six months ended April 30, 2013, the amount waived was $5,306.

The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Portfolio to the Manager.

For the six months ended April 30, 2013, the Portfolio reimbursed the Manager $3,690 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2013, were $492,553,502 and $528,918,507, respectively.

5. Borrowings:

The Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $800 million credit agreement with a group of lenders, under which the Portfolio may borrow to fund shareholder redemptions. The agreement expires in April 2014. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Portfolio, can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees, which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Portfolio did not borrow under the credit agreement during the six months ended April 30, 2013.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Portfolio may be exposed to counterparty credit risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Portfolio manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Portfolio.

As of April 30, 2013, the Portfolio had the following industry classifications:

Industry	Percent of Long-Term Investments
Media	10%
Tobacco	9%
Commercial Banks	9%
Pharmaceuticals	9%
Semiconductors & Semiconductor Equipment	8%
Food Products	7%
Beverages	6%
Insurance	6%
Specialty Retail	5%
Internet Software & Services	5%
Wireless Telecommunication Services	5%
Textiles, Apparel & Luxury Goods	5%
Other[1]	16%

[1]	All other industries held were each less than 5% of long-term investments.

28	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013

Notes to Financial Statements (concluded)	BlackRock Master International Portfolio

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013	29

Office and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director

Rodney D. Johnson, Co-Chairman of the Board and Director

Paul L. Audet, Director

David O. Beim, Director

Henry Gabbay, Director

Dr. Matina S. Horner, Director

Herbert I. London, Director

Ian A. MacKinnon, Director

Cynthia A. Montgomery, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Toby Rosenblatt, Director

Kenneth L. Urish, Director

Frederick W. Winter, Director

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor

BlackRock International Limited

Edinburgh, Scotland

United Kingdom EH3 8JB

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

Brown Brothers Harriman & Co.

Boston, MA 02109

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Fund

100 Bellevue Parkway

Wilmington, DE 19809

30	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at
http://www.blackrock.com/ edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Portfolio uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Portfolio voted proxies relating to securities held in the Fund’s/Portfolio’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http:// www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013	31

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

32	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock China Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Income Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock India Fund

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000 Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

BlackRock World Gold Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock Emerging Market Local Debt Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Long Duration Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Income

Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock Intermediate Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath Active Portfolios		LifePath Index Portfolios
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund

BlackRock Prepared Portfolios	LifePath Portfolios
Conservative Prepared Portfolio	Retirement	2040
Moderate Prepared Portfolio	2020	2045
Growth Prepared Portfolio	2025	2050
Aggressive Growth Prepared Portfolio	2030	2055
	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2013	33

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

IF-4/13-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –.	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: July 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: July 2, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: July 2, 2013

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